Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	38,906,742
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Entity Voluntary Filers	No
Document Fiscal Year Focus	2024
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	333-130386
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	4120 Yonge Street
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M2P 2B8
Entity Address, Country	CA
Document Accounting Standard	U.S. GAAP
Entity Filer Category	Non-accelerated Filer
Auditor Name	Kreston GTA LLP
Auditor Location	Markham, Ontario, Canada
Auditor Firm ID	6644
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	4120 Yonge Street
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M2P 2B8
Entity Address, Country	CA
Contact Personnel Name	Arnold T. Kondrat
City Area Code	416
Local Phone Number	361-2510